Description of the business and summary of significant accounting policies - Relevant events (Details)	Feb. 16, 2018 shares	Dec. 28, 2017 aircraft	Nov. 10, 2016	Feb. 17, 2010	May 09, 2005
Description of the business and summary of significant accounting policies
Number of aircraft purchased | aircraft		80
Concesionaria
Description of the business and summary of significant accounting policies
Term of authorization to provide air transportation services				10 years	5 years
Volaris Costa Rica
Description of the business and summary of significant accounting policies
Term of authorization to provide air transportation services			5 years
Series B shares
Description of the business and summary of significant accounting policies
Conversion of equivalent number of shares | shares	45,968,598